Segment Reporting	9 Months Ended
Sep. 30, 2025
Segment Reporting
Segment Reporting

14. Segment Reporting

The Company’s operating segments are based on the Company’s geographies, which is how management monitors and assesses performance. The Company’s geographies are the United States, the United Kingdom, Canada, and Latin America. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer. Assets are not reported by operating segment to the CODM.

For the Company’s operating segments, the CODM uses net operating income to allocate resources (including employees, property, and financial or capital resources). Additionally, the Company prepares an annual budget at the segment level. The CODM considers budget-to-actual variances on a monthly basis for the profit or loss measure when making decisions about allocating capital and personnel to the segments. The CODM also uses segment operating income to assess the performance for each segment by comparing the results of each segment with one another and for determining the compensation of certain employees.

The following table provides segment measure of profit and loss, presenting Net operating income, by each operating segment (in thousands) and is the measure that the CODM utilizes to determine resource and investment allocations:

	FOR THE THREE MONTHS ENDED SEPTEMBER 30,					FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2025					2025
	UNITED	UNITED		LATIN		UNITED	UNITED		LATIN
	STATES	KINGDOM	CANADA	AMERICA	TOTAL	STATES	KINGDOM	CANADA	AMERICA	TOTAL
Total portfolio revenue	$108,147	$6,889	$15,363	$9,274	$139,673	$326,205	$18,812	$49,109	$28,293	$422,419
Credit card revenue	634	—	1,121	—	1,755	1,928	—	3,522	—	5,450
Servicing revenue	2,510	6,484	420	—	9,414	10,832	18,628	1,161	—	30,621
Total Revenue	$111,291	$13,373	$16,904	$9,274	$150,842	$338,965	$37,440	$53,792	$28,293	$458,490

Provision for credit losses	$375	$—	$194	$—		$1,074	$—	$596	$—

Salaries and benefits	$17,774	$4,068	$1,328	$144		$27,308	$11,897	$3,996	$389
Servicing expenses	35,745	5,563	2,777	3,524		101,719	14,652	7,831	9,746
Depreciation and amortization	792	89	458	11		2,943	259	974	30
Professional fees	3,093	284	77	289		13,459	754	410	730
Canaccede exit incentive	79	—	—	—		1,059	—	—	—
Other selling, general and administrative	3,044	665	303	130		9,445	1,907	960	412

Net operating income	$50,389	$2,704	$11,767	$5,176	$70,036	$181,958	$7,971	$39,025	$16,986	$245,940

Other Income / (Expense):
Interest expense					$(26,467)					$(77,184)
Foreign exchange and other income / (expense)					1,944					5,564
Total other expense					(24,523)					(71,620)
Income Before Income Taxes					$45,513					$174,320

	FOR THE THREE MONTHS ENDED SEPTEMBER 30,					FOR THE NINE MONTHS ENDED SEPTEMBER 30,
	2024					2025
	UNITED	UNITED		LATIN		UNITED	UNITED		LATIN
	STATES	KINGDOM	CANADA	AMERICA	TOTAL	STATES	KINGDOM	CANADA	AMERICA	TOTAL
Total portfolio revenue	$72,943	$7,882	$11,442	$8,681	$100,948	$205,849	$21,607	$36,218	$23,253	$286,927
Credit card revenue	648	—	1,400	—	2,048	2,129	—	4,224	—	6,353
Servicing revenue	746	6,789	70	—	7,605	2,412	18,476	192	—	21,080
Total Revenue	$74,337	$14,671	$12,912	$8,681	$110,601	$210,390	$40,083	$40,634	$23,253	$314,360

Provision for credit losses	$426	$—	$441	$—		$1,402	$—	$1,235	$—

Salaries and benefits	$7,424	$3,793	$1,263	$87		$21,134	$10,569	$3,993	$277
Servicing expenses	23,241	4,287	2,768	2,950		70,145	10,749	7,583	7,396
Depreciation and amortization	167	82	293	6		503	239	917	19
Professional fees	1,403	211	73	207		4,294	690	305	641
Other selling, general and administrative	941	688	320	103		2,724	1,803	897	345

Net Operating Income	$40,735	$5,610	$7,754	$5,328	$59,427	$110,188	$16,033	$25,704	$14,575	$166,500

Other Income / (Expense):
Interest expense					$(19,753)					$(55,187)
Foreign exchange and other expense					(440)					(3,181)
Total other expense					(20,193)					(58,368)
Income Before Income Taxes					$39,234					$108,132